Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	22 Months Ended	52 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000254728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Compounders Equity ETF
C000232649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FM Focus Equity ETF
Without Sales Load [Member] | C000254728
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%	11.26%	10.27%
Without Sales Load [Member] | C000232649
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	9.14%		10.63%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	7.97%	18.50%	12.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.37%	20.38%		16.08%